Consolidated Balance Sheet (Parenthetical)	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 As Previously Presented	Dec. 31, 2011 As Previously Presented
Preferred stock, par value	0.001		0.001
Preferred stock, shares authorised	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	0.001	$ 0.001	0.001
Common stock, shares authorised	1,250,000,000	1,250,000,000	1,250,000,000	400,000,000	400,000,000
Common stock, shares issued	391,547,971	249,047,971	249,047,971	249,047,971	249,047,971
Common stock, shares outstanding	391,547,971	249,047,971	249,047,971	226,407,246	226,407,246